Deutsche Investment Management Americas Inc.
                                Two International Place
                                Boston, MA 02110


                                February 29, 2008


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE:      DWS Balanced Fund (the "Fund") (Reg. Nos. 2-21778 and 811-1236)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 72 to the Fund's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 27, 2008.

         Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                  Very truly yours,



                                  /s/Scott D. Hogan

                                  Scott D. Hogan
                                  Vice President
                                  Deutsche Investment Management Americas Inc.

aht/sdh

cc:      Jose Del Real, Esq., Vedder Price P.C.